Long-Term Investments, Net	6 Months Ended
Jun. 30, 2023
Long-Term Investments, Net [Abstract]
LONG-TERM INVESTMENTS, NET

10. LONG-TERM INVESTMENTS, NET

Long-term investments, net consisted of the following:

	December 31,
	2022	June 30, 2023
	RMB	RMB	US$
Equity method investments
Advanced Life Therapeutics Co., Ltd. (“Advanced Life”)	—	—	—
Nassau Enterprises LLC (“Nassau”).	—	39,783	5,486
Total	—	39,783	5,486
Less: Impairment	—	—	—
Long-term investments, net	—	39,783	5,486

Equity method investments

Advanced Life

On May 15, 2021, the Company and other third parties established Advanced Life Therapeutics Co., Ltd. (“Advanced Life”), of which the Company owned a 40% equity interest in its registered capital. The Company has not made any capital contribution as yet because Advanced Life has not commenced its intended operations. The Group accounts for Advanced Life as long-term investment under the equity method, there’s no carrying value of this investment. Subsequently, the Board has approved the disposition of the 40% of equity interest in Advanced Life to a company controlled by Mr. Chris Yu at a nominal price on October 18, 2023.

Nassau

On May 24, 2023, the Company, through its subsidiary Foodbase Group Inc. (“Foodbase”), entered into a purchase agreement (the “Nassau Investment Agreement”) with Mr. Haohan Xu (“Mr. Xu”), the CEO of the Company, and Nassau Enterprises LLC, a Delaware limited liability company that was established to engage in real estate development (“Nassau”). Mr. Xu was the sole shareholder and CEO of Nassau prior to the Company’s investment. The Group’s investment in Nassau consisted of a capital injection of RMB39,882 (US$5,500) and a nominal payment to Mr. Xu to acquire 19.64% of the equity interests in Nassau. The transaction closed on May 24, 2023. After the closing, Mr. Xu holds 8,036 voting units in Nassau, representing 80.36% of the outstanding equity interests in Nassau. The Group can exercise significant influence on the management and operation of Nassau. The Group accounts for its investment in Nassau as long-term investment under the equity method. Nassau through its subsidiary intends to develop, market and sell real estate in Savannah Lakes Village (“SLV Project”) and to utilize an EB-5 program to finance the development of the SLV Project, which is expected to provide alternative financing for the Company’s growth.

The Group recorded its share of loss in this investment of RMB95 (US$13) for the six months ended June 30, 2023.